Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities - Private Placement Warrants [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	$ 3,865,313
Change in fair value	(2,810,457)
Fair value as of December 31, 2021	$ 1,054,856